LEASES - Supplemental Balance sheet information related to lease (Details) $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Supplemental balance sheet information related to leases
Operating lease right-of-use assets	¥ 307,869,000	$ 47,183	¥ 320,809,000
Operating lease liabilities, current	34,952,000	5,357	34,817,000
Operating lease liabilities, non-current	44,949,000	$ 6,889	50,763,000
Total lease liabilities	¥ 79,901,000		¥ 85,580,000
Operating leases	1 year 4 months 24 days	1 year 4 months 24 days	1 year 3 months 10 days
Land use rights	¥ 34.98		¥ 36.45
Weighted average discount rate	4.77%	4.77%	4.76%